DERIVATIVE LIABILITIES (Details 5) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 1,284,000	$ 270,000	$ 270,000	$ 0
Recognition of conversion feature liability	0	772,000	769,000	150,000
Recognition of warrant liability on issuance date	231,000	412,000	7,268,000	120,000
Reclassification to stockholders' equity upon exercise	(63,000)	(449,000)	(4,464,000)	0
Change in fair value of derivative liabilities	(514,000)	(485,000)	(2,559,000)	0
Ending balance	$ 938,000	$ 770,000	$ 1,284,000	$ 270,000